Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Basic earnings per share available to common shareholders are based on the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated using the treasury stock method and includes the effect of all potential issuances of common shares under stock-based incentive compensation arrangements.

	Successor
	Year Ended December 31, 2017			Period from October 3, 2016 through December 31, 2016
	Net Loss	Shares	Per Share Amount	Net Loss	Shares	Per Share Amount
Net loss available for common stock — basic	$(254)	427,761,460	$(0.59)	$(163)	427,560,620	$(0.38)
Net loss available for common stock — diluted	$(254)	427,761,460	$(0.59)	$(163)	427,560,620	$(0.38)